SCHEDULE OF STOCK OPTION (Details) - Equity Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share option, Outstanding	129,684	129,684
Weighted average exercise price, Outstanding	$ 97.35	$ 97.35
Weighted average remaining contractual life (in years), Outstanding	6 years 3 months	7 years	8 years
Share option, Outstanding	129,684	129,684	129,684
Weighted average exercise price, Outstanding	$ 97.35	$ 97.35	$ 97.35